Summary of Impacts of Foreign Currency Contracts in Cash Flow Hedges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Effective portion
Gain recognized in OCI on derivatives during the period
Gain recognized in OCI on derivatives during the term of the hedging relationship
Loss reclassified from AOCI into income (net investment income)	(2)
Gain reclassified from AOCI into income (realized capital gains and losses)	311
Ineffective portion and amount excluded from effectiveness testing
Gain recognized in income on derivatives (realized capital gains and losses)